Transactions and Balances with Related Parties	6 Months Ended
Jun. 30, 2025
Transactions and Balances with Related Parties [Abstract]
Transactions and Balances with Related Parties

Note 13. Transactions and Balances with Related Parties

SUNCORPORATION, the Company’s primary shareholder is also a reseller of the Company in the Japanese market.

a. Transactions with SUNCORPORATION

	Six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Revenues	$2,888	$2,454

b. Balances with SUNCORPORATION

	June 30, 2025	December 31, 2024
	(Unaudited)
Trade Receivables	$257	$897